LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Long-Term Prepayments, Deposits and Other Assets

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2018	2017
Entertainment production costs	$76,379	$76,884
Less: accumulated amortization	(65,027)	(58,601)

Entertainment production costs, net	11,352	18,283
Deposits for acquisition of property and equipment	51,580	13,089
Deferred rent assets	46,864	54,467
Other long-term prepayments and other assets	30,391	44,938
Input value-added tax, net	20,097	21,005
Other deposits	14,896	14,775
Deferred financing costs, net	11,330	19,364
Long-term receivables, net	5	3,724

Long-term prepayments, deposits and other assets	$186,515	$189,645